Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) $ in Thousands	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 119,616	$ 141,966
Total derivatives, Number of contracts | Contract	211	186
Total derivatives	$ 163,114	$ 104,221
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	$ 13,640	$ 34,304
Total asset derivatives, Number of contracts | Contract	105	92
Total asset derivatives, Fair value, net	$ 169,396	$ 112,158
Asset derivatives, Gross asset	169,408	112,303
Asset derivatives, Gross liability	(12)	(145)
Total liability derivatives, Notional amount	$ 105,976	$ 107,662
Total liability derivatives, Number of contracts | Contract	106	94
Total liability derivatives, Fair value, net	$ (6,282)	$ (7,937)
Liability derivatives, Gross asset	103
Liability derivatives, Gross liability	(6,385)	(7,937)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	32,447	66,584
Total liability derivatives, Fair value, net	(2,754)	(5,710)
Liability derivatives, Gross liability	(2,754)	(5,710)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Withdrawal benefit
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	17,774	19,083
Total liability derivatives, Fair value, net	(321)	(302)
Liability derivatives, Gross liability	(321)	(302)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	13,500	18,800
Total asset derivatives, Fair value, net	318	311
Asset derivatives, Gross asset	$ 318	$ 311
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Number of contracts | Contract	105	92
Total asset derivatives, Fair value, net	$ 2,800	$ 1,846
Asset derivatives, Gross asset	$ 2,800	$ 1,846
Derivatives not designated as accounting hedging instruments | Equity And Index Contracts Options | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Number of contracts | Contract	106	94
Total liability derivatives, Fair value, net	$ (1,149)	$ (760)
Liability derivatives, Gross liability	(1,149)	(760)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	140	15,504
Total asset derivatives, Fair value, net	(12)	423
Asset derivatives, Gross asset		568
Asset derivatives, Gross liability	(12)	(145)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	24,622
Total liability derivatives, Fair value, net	(355)
Liability derivatives, Gross asset	85
Liability derivatives, Gross liability	(440)
Derivatives not designated as accounting hedging instruments | Structured settlement annuities | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	166,290	109,578
Asset derivatives, Gross asset	166,290	109,578
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	28,833	21,995
Total liability derivatives, Fair value, net	(1,721)	(1,165)
Liability derivatives, Gross liability	$ (1,721)	$ (1,165)